Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (58.5%)
Communication Services (5.5%)
AT&T	4,900	$94
Comcast, Cl A	4,500	186
Fox	1,400	53
T-Mobile US	400	73
Verizon Communications	3,000	122
		528

Consumer Discretionary (3.0%)
AutoZone*	10	31
DR Horton	300	54
eBay	1,000	56
H&R Block	1,700	98
Murphy USA	100	51
		290

Consumer Staples (8.2%)
Altria Group	2,200	108
Archer-Daniels-Midland	800	50
Bunge Global	600	63
General Mills	1,300	87
Kellanova	1,500	87
Kraft Heinz	3,300	117
Kroger	2,600	142
Molson Coors Beverage, Cl B	2,500	132
WK Kellogg	475	8
		794

Energy (2.1%)
Chevron	300	48
ExxonMobil	900	107
Kinder Morgan	2,200	46
		201

Financials (8.3%)
Bank of New York Mellon	1,500	97
Berkshire Hathaway, Cl B*	100	44
Employers Holdings	1,200	58
FS KKR Capital	2,200	45
Golub Capital BDC	3,200	49
Hartford Financial Services Group	1,700	188
New Mountain Finance	3,500	43
Oaktree Specialty Lending	1,600	29
OceanFirst Financial	1,800	33
Old Republic International	3,000	103
Unum Group	1,000	58
Western Union	5,800	69
		816

Health Care (12.9%)
Amgen	140	47
Bristol-Myers Squibb	3,400	161
Cardinal Health	1,000	101

LSV Global Managed Volatility Fund
	Shares	Value (000)
Health Care (continued)
CVS Health	2,900	$175
Gilead Sciences	1,900	144
Incyte*	700	46
Jazz Pharmaceuticals*	900	99
Johnson & Johnson	900	142
McKesson	160	99
Merck	400	45
Pfizer	1,600	49
Prestige Consumer Healthcare*	700	50
United Therapeutics*	300	94
		1,252

Industrials (4.2%)
Allison Transmission Holdings	1,100	98
CSG Systems International	800	37
Cummins	200	58
Lockheed Martin	200	108
Science Applications International	400	50
Snap-on	200	57
		408

Information Technology (9.9%)
Amdocs	1,600	140
Arrow Electronics*	800	99
Avnet	900	48
Cisco Systems	1,900	92
Dell Technologies, Cl C	900	102
Gen Digital	2,600	68
HP	4,000	144
International Business Machines	800	154
Oracle	500	70
TD SYNNEX	400	48
		965

Materials (3.0%)
Berry Global Group	1,100	72
Graphic Packaging Holding	1,700	51
NewMarket	170	95
Reliance	160	49
Sonoco Products	500	27
		294

Utilities (1.4%)
Entergy	400	46
Evergy	700	41
National Fuel Gas	900	53
		140

TOTAL U.S. COMMON STOCK
(Cost $5,180)		5,688

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Foreign Common Stock (39.5%)
Australia (1.0%)
AGL Energy	6,900	$47
Origin Energy	6,700	46
		93

Austria (0.8%)
ANDRITZ	500	32
UNIQA Insurance Group	5,300	45
		77

Belgium (0.9%)
Ageas	1,000	48
Colruyt Group NorthV	800	38
		86

Brazil (0.5%)
Telefonica Brasil	5,200	45

Canada (1.9%)
Canadian Imperial Bank of Commerce	1,000	52
Canadian Tire, Cl A	400	41
Loblaw	400	49
Stella-Jones	700	47
		189

China (3.2%)
Bank of China, Cl H	224,000	100
Bank of Communications, Cl H	63,000	46
China Shenhua Energy, Cl H	11,000	46
CRRC	78,000	48
People's Insurance Group of China, Cl H	92,000	31
PetroChina, Cl H	52,000	45
		316

Denmark (0.4%)
Scandinavian Tobacco Group	2,400	35

France (3.6%)
Bouygues	1,300	45
Carrefour	2,800	42
Cie Generale des Etablissements Michelin SCA	1,300	52
Orange	4,300	48

LSV Global Managed Volatility Fund
	Shares	Value (000)
France (continued)
Sanofi	400	$41
Societe BIC	800	50
TotalEnergies	1,000	68
		346

Germany (0.3%)
Deutsche Telekom	1,300	34

Hungary (0.7%)
Magyar Telekom Telecommunications	24,100	72

Isarel (0.8%)
Check Point Software Technologies*	400	73

Italy (0.5%)
Eni	3,100	50

Japan (6.9%)
AEON REIT Investment‡	40	35
Brother Industries	2,900	59
Canon	3,000	94
Fukuoka REIT‡	40	42
Honda Motor	8,000	85
Japan Post Holdings	4,600	49
Japan Post Insurance	1,900	39
Japan Tobacco	1,600	47
Mitsubishi Shokuhin	1,500	53
Mizuho Financial Group	2,100	48
NIPPON EXPRESS HOLDINGS	800	40
Yamaguchi Financial Group	6,000	75
		666

Malaysia (1.0%)
AMMB Holdings	54,000	53
RHB Bank	35,700	44
		97

Netherlands (1.3%)
Koninklijke Ahold Delhaize	1,300	42
Shell	2,400	87
		129

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Norway (0.5%)
Orkla	5,500	$46

Portugal (0.4%)
Navigator	10,100	41

Russia (–%)
LUKOIL PJSC(A),(B)	1,300	—

Singapore (1.7%)
DBS Group Holdings	1,780	49
Jardine Cycle & Carriage	2,500	49
United Overseas Bank	2,800	67
		165

South Korea (2.7%)
Industrial Bank of Korea	3,100	32
Kia	400	33
KT	1,200	35
KT&G	500	34
Samsung Card	1,200	37
Samsung Fire & Marine Insurance	200	53
SK Telecom	900	36
		260

Spain (1.5%)
Cia de Distribucion Integral Logista Holdings	1,600	47
Indra Sistemas	2,943	60
Repsol	3,100	44
		151

Sweden (0.5%)
Swedbank	2,400	51

Switzerland (1.9%)
Novartis	1,100	123
Sandoz Group	360	16
Valiant Holding	400	45
		184

Taiwan (2.1%)
Chicony Electronics	18,000	86
Hon Hai Precision Industry	13,000	80

LSV Global Managed Volatility Fund
	Shares	Value (000)
Taiwan (continued)
Powertech Technology	8,000	$40
		206

Thailand (1.1%)
Kiatnakin Phatra Bank	27,300	29
Krung Thai Bank	145,600	74
		103

United Kingdom (3.3%)
BAE Systems	2,100	35
British American Tobacco	1,300	46
BT Group, Cl A	27,100	49
Frasers Group*	3,800	44
GSK	2,400	47
Imperial Brands	1,900	52
Tesco	12,200	52
		325

TOTAL FOREIGN COMMON STOCK
(Cost $3,401)		3,840

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025 (A),(B)*	2,275	—
Kiatnakin Phatra Bank 01/03/2027*	2,275	—
		—

TOTAL WARRANTS
(Cost $–)		—

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Global Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
South Street Securities
5.030%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $63 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $38, 0.750% - 4.875%, 11/15/2025 - 02/15/2033; total market value $64)	$63	$63

TOTAL REPURCHASE AGREEMENT
(Cost $63)		63

Total Investments – 98.6%
(Cost $8,644)		$9,591

Percentages are based on Net Assets of $9,717 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class
BDC — Business Development Company
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-2100

4